FAIR VALUES - Summary of Disclosure of Borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement [Line Items]
Borrowings	€ 5,618	€ 5,748
Level 2 | Fair value
Disclosure Of Fair Value Measurement [Line Items]
Borrowings	€ 5,739	€ 5,953